J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

270 PARK AVENUE

NEW YORK, NEW YORK 10017

November 6, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	J.P. Morgan Fleming Mutual Fund Group, Inc. (the “Company”),
on behalf of the JPMorgan Mid Cap Value Fund (the “Fund”)
File Nos. 333-25803 and 811-08189

Ladies and Gentlemen:

On behalf of the Company, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectus for the Fund dated November 1, 2017, as supplemented. The purpose of this filing is to submit the XBRL information from the 497 filing dated October 22, 2018.

Please contact the undersigned at 614-213-4020 if you have any questions concerning this filing.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase